RELATED PARTY TRANSACTIONS - Working Capital and Support (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 26, 2020	Sep. 30, 2020	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Aug. 20, 2020
Related Party Transactions
Proceeds from related party loan					$ 65,000
Administrative support agreement, per month					10,000
Administrative expenses - related party			$ 40,000	$ 30,000	40,000
Private Placement
Related Party Transactions
Price of warrants (in dollars per share)						$ 2.00
Sponsor
Related Party Transactions
Conversion of debt	$ 1,500,000
Related party notes, outstanding balance		$ 0		$ 0	0
Administrative support agreement, per month		$ 10,000
Administrative expenses - related party					$ 40,000
Sponsor | Sponsor Loan
Related Party Transactions
Maximum borrowing capacity	300,000
Proceeds from related party loan	$ 163,000